Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class A
Trading Symbol	LGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.07%
[1]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge International Growth Fund returned 24.67%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace its cloud solutions and the company incorporated artificial intelligence (AI) into its applications, catalysts boosted by an upgraded software release cycle that resulted in healthy revenue and earnings growth as well as increased backlogs.

↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
CRH, an Irish-based manufacturer of building materials in the materials sector, saw its stock lifted by earnings results that have been strong for the past several quarters, a share buyback program and potential inclusion in the S&P 500 Index after the stock was listed in the U.S. late in the reporting period.

Top detractors from performance:
↓
AIA Group, a Hong-Kong based pan-Asian insurance provider within the financials sector, detracted as wages and employment, particularly among younger consumers, had slowed dramatically, creating concern of less disposable income for insurance purchases (not held at period-end).

↓
Shiseido Company, a Japanese maker of cosmetics and skin care product within the consumer staples sector, cut full year revenue guidance on slower recovery in their domestic Japan business and China, major markets that account for over half of the company’s sales (not held at period-end).

↓
Hong Kong Exchanges & Clearing, a vertically integrated securities exchange business within the financials sector, detracted due to China equity market weakness driving down exchange volumes (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	24.67	6.03	7.04
Class A (with sales charge)	17.80	4.78	6.41
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,286,539,690
Holdings Count | $ / shares	69	[2]
Advisory Fees Paid, Amount	$ 39,299,657
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$6,286,539,690
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$39,299,657
Portfolio Turnover Rate	49%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class C
Trading Symbol	LMGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$201	1.80%
[3]
Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge International Growth Fund returned 23.77%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace its cloud solutions and the company incorporated artificial intelligence (AI) into its applications, catalysts boosted by an upgraded software release cycle that resulted in healthy revenue and earnings growth as well as increased backlogs.

↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
CRH, an Irish-based manufacturer of building materials in the materials sector, saw its stock lifted by earnings results that have been strong for the past several quarters, a share buyback program and potential inclusion in the S&P 500 Index after the stock was listed in the U.S. late in the reporting period.

Top detractors from performance:
↓
AIA Group, a Hong-Kong based pan-Asian insurance provider within the financials sector, detracted as wages and employment, particularly among younger consumers, had slowed dramatically, creating concern of less disposable income for insurance purchases (not held at period-end).

↓
Shiseido Company, a Japanese maker of cosmetics and skin care product within the consumer staples sector, cut full year revenue guidance on slower recovery in their domestic Japan business and China, major markets that account for over half of the company’s sales (not held at period-end).

↓
Hong Kong Exchanges & Clearing, a vertically integrated securities exchange business within the financials sector, detracted due to China equity market weakness driving down exchange volumes (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	23.77	5.23	6.23
Class C (with sales charge)	22.77	5.23	6.23
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,286,539,690
Holdings Count | $ / shares	69	[4]
Advisory Fees Paid, Amount	$ 39,299,657
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$6,286,539,690
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$39,299,657
Portfolio Turnover Rate	49%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class FI
Trading Symbol	LMGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$125	1.11%
[5]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge International Growth Fund returned 24.64%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace its cloud solutions and the company incorporated artificial intelligence (AI) into its applications, catalysts boosted by an upgraded software release cycle that resulted in healthy revenue and earnings growth as well as increased backlogs.

↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
CRH, an Irish-based manufacturer of building materials in the materials sector, saw its stock lifted by earnings results that have been strong for the past several quarters, a share buyback program and potential inclusion in the S&P 500 Index after the stock was listed in the U.S. late in the reporting period.

Top detractors from performance:
↓
AIA Group, a Hong-Kong based pan-Asian insurance provider within the financials sector, detracted as wages and employment, particularly among younger consumers, had slowed dramatically, creating concern of less disposable income for insurance purchases (not held at period-end).

↓
Shiseido Company, a Japanese maker of cosmetics and skin care product within the consumer staples sector, cut full year revenue guidance on slower recovery in their domestic Japan business and China, major markets that account for over half of the company’s sales (not held at period-end).

↓
Hong Kong Exchanges & Clearing, a vertically integrated securities exchange business within the financials sector, detracted due to China equity market weakness driving down exchange volumes (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	24.64	5.98	7.01
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,286,539,690
Holdings Count | $ / shares	69	[6]
Advisory Fees Paid, Amount	$ 39,299,657
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$6,286,539,690
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$39,299,657
Portfolio Turnover Rate	49%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class R
Trading Symbol	LMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$158	1.41%
[7]
Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge International Growth Fund returned 24.26%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace its cloud solutions and the company incorporated artificial intelligence (AI) into its applications, catalysts boosted by an upgraded software release cycle that resulted in healthy revenue and earnings growth as well as increased backlogs.

↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
CRH, an Irish-based manufacturer of building materials in the materials sector, saw its stock lifted by earnings results that have been strong for the past several quarters, a share buyback program and potential inclusion in the S&P 500 Index after the stock was listed in the U.S. late in the reporting period.

Top detractors from performance:
↓
AIA Group, a Hong-Kong based pan-Asian insurance provider within the financials sector, detracted as wages and employment, particularly among younger consumers, had slowed dramatically, creating concern of less disposable income for insurance purchases (not held at period-end).

↓
Shiseido Company, a Japanese maker of cosmetics and skin care product within the consumer staples sector, cut full year revenue guidance on slower recovery in their domestic Japan business and China, major markets that account for over half of the company’s sales (not held at period-end).

↓
Hong Kong Exchanges & Clearing, a vertically integrated securities exchange business within the financials sector, detracted due to China equity market weakness driving down exchange volumes (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	24.26	5.68	6.72
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,286,539,690
Holdings Count | $ / shares	69	[8]
Advisory Fees Paid, Amount	$ 39,299,657
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$6,286,539,690
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$39,299,657
Portfolio Turnover Rate	49%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class I
Trading Symbol	LMGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$89	0.79%
[9]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge International Growth Fund returned 25.02%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace its cloud solutions and the company incorporated artificial intelligence (AI) into its applications, catalysts boosted by an upgraded software release cycle that resulted in healthy revenue and earnings growth as well as increased backlogs.

↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
CRH, an Irish-based manufacturer of building materials in the materials sector, saw its stock lifted by earnings results that have been strong for the past several quarters, a share buyback program and potential inclusion in the S&P 500 Index after the stock was listed in the U.S. late in the reporting period.

Top detractors from performance:
↓
AIA Group, a Hong-Kong based pan-Asian insurance provider within the financials sector, detracted as wages and employment, particularly among younger consumers, had slowed dramatically, creating concern of less disposable income for insurance purchases (not held at period-end).

↓
Shiseido Company, a Japanese maker of cosmetics and skin care product within the consumer staples sector, cut full year revenue guidance on slower recovery in their domestic Japan business and China, major markets that account for over half of the company’s sales (not held at period-end).

↓
Hong Kong Exchanges & Clearing, a vertically integrated securities exchange business within the financials sector, detracted due to China equity market weakness driving down exchange volumes (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	25.02	6.32	7.32
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	4.79
MSCI EAFE Index-NR	22.97	6.24	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,286,539,690
Holdings Count | $ / shares	69	[10]
Advisory Fees Paid, Amount	$ 39,299,657
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$6,286,539,690
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$39,299,657
Portfolio Turnover Rate	49%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge International Growth Fund
Class Name	Class IS
Trading Symbol	LMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$79	0.70%
[11]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge International Growth Fund returned 25.13%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 22.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SAP, a German developer of enterprise software within the information technology sector, contributed as customers continued to embrace its cloud solutions and the company incorporated artificial intelligence (AI) into its applications, catalysts boosted by an upgraded software release cycle that resulted in healthy revenue and earnings growth as well as increased backlogs.

↑
Industria de Diseno Textil, online retailer and distributor headquartered in Spain within the consumer discretionary sector, reported its highest profitability in years, in addition operating margins increased substantially during a period where costs have been rising. Following a strong first half, sales continued to grow compared with the same period a year prior, boosted by interest in the company’s collections for the fall-winter season.

↑
CRH, an Irish-based manufacturer of building materials in the materials sector, saw its stock lifted by earnings results that have been strong for the past several quarters, a share buyback program and potential inclusion in the S&P 500 Index after the stock was listed in the U.S. late in the reporting period.

Top detractors from performance:
↓
AIA Group, a Hong-Kong based pan-Asian insurance provider within the financials sector, detracted as wages and employment, particularly among younger consumers, had slowed dramatically, creating concern of less disposable income for insurance purchases (not held at period-end).

↓
Shiseido Company, a Japanese maker of cosmetics and skin care product within the consumer staples sector, cut full year revenue guidance on slower recovery in their domestic Japan business and China, major markets that account for over half of the company’s sales (not held at period-end).

↓
Hong Kong Exchanges & Clearing, a vertically integrated securities exchange business within the financials sector, detracted due to China equity market weakness driving down exchange volumes (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (9/17/2018)
Class IS	25.13	6.42	6.59
MSCI All Country World ex-U.S. Index-NR	24.33	5.78	5.42
MSCI EAFE Index-NR	22.97	6.24	5.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,286,539,690
Holdings Count | $ / shares	69	[12]
Advisory Fees Paid, Amount	$ 39,299,657
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$6,286,539,690
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$39,299,657
Portfolio Turnover Rate	49%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.